Trade And Unbilled Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2019
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Schedule Of Trade And Unbilled Receivables, Net

	December 31,
	2019	2018
Trade and unbilled receivables (1)	$1,030,372	$968,064
Contract assets (2)	1,048,031	756,159
Less – allowance for doubtful accounts	(10,557)	(11,308)
	$2,067,846	$1,712,915